SEGMENT INFORMATION - Significant Segment expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Segment Reporting [Abstract]
Sales and marketing	$ 106,592	$ 94,969	$ 81,610
General and administrative	47,059	48,547	44,174
Selling, general and administrative	$ 153,651	$ 143,516	$ 125,784